Earnings per share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Nov. 01, 2014	Nov. 02, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Earnings Per Share
Net income	$ 64	$ 133	$ 47	$ 17	$ 46	$ 105	$ 35	$ 9	$ 51	$ 61	$ 110	$ 243	$ 200	$ 157
Income related to vested restricted shares												1		1
Income available to common stockholders												$ 242	$ 200	$ 156
Denominator:
Denominator for basic earnings per common share-weighted average shares (in shares)	203.0	174.8	174.8	174.8	174.8	174.8	174.8	174.7	174.6	188.0	175.0	174.8	174.7	174.6
Effect of dilutive securities:
Employee stock options (in shares)	4.0		4.0							4.0	4.0	3.9	3.3	1.7
Restricted shares (in shares)													0.2	0.4
Denominator for dilutive earnings per common share (in shares)	207.0	178.8	178.6	178.5	178.7	178.4	178.1	178.4	178.0	192.0	179.0	178.7	178.2	176.7
Earnings per share:
Basic (in dollars per share)	$ 0.31	$ 0.76	$ 0.28	$ 0.09	$ 0.26	$ 0.60	$ 0.20	$ 0.05	$ 0.29	$ 0.32	$ 0.63	$ 1.39	$ 1.14	$ 0.90
Diluted (in dollars per share)	$ 0.31	$ 0.74	$ 0.27	$ 0.08	$ 0.26	$ 0.59	$ 0.20	$ 0.05	$ 0.29	$ 0.32	$ 0.62	$ 1.36	$ 1.12	$ 0.89